NOTE 4: Schedule Of Property And Equipment (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule Of Property And Equipment
	September 30,	December 31,
	2014	2013

Computer equipment	$5,390	$5,390
Accumulated Depreciation	(5,390)	(5,390)
Net Book Value	$-	$-